Consolidated Statements of Changes in Shareholders' Equity (Deficit) - CAD ($)	Share capital [Member]	Contributed Surplus [Member]	Warrant reserve[Member]	Options reserve [Member]	Accumulated Deficit [Member]	Accumulated other comprehensive income [Member]	Total
Beginning Balance at Nov. 30, 2020	$ 7,376,763	$ 1,298,487	$ 0	$ 0	$ (8,893,128)	$ 65,790	$ (152,088)
Beginning Balance (Shares) at Nov. 30, 2020	42,762,264
Statements Line Items
Shares issued for warrants exercised	$ 1,332,727						1,332,727
Shares issued for warrants exercised (Shares)	6,129,572
Fair value of warrants exercised	$ 36,859	(36,859)
Shares issued for options exercised	$ 222,500
Shares issued for options exercised (Shares)	425,000
Fair value of options exercised	$ 158,106	(158,106)
Shares issued for cash	$ 2,749,000	287,499					3,036,499
Shares issued for cash (Shares)	8,930,000
Fair value of warrants issued	$ (174,427)	174,427
Shares issued to finders	$ (100,500)						(100,500)
Shares issued to finders (Shares)	336,250
Finders' Fee	$ (74,180)						(74,180)
Shares issued as compensation	$ 307,734						307,734
Shares issued as compensation (Shares)	656,250
Fair value of stock options granted		1,144,342					1,144,342
Net loss for the year					(4,974,834)		(4,974,834)
Foreign currency translation gain (loss)						30,603	30,603
Ending Balance at Nov. 30, 2021	$ 11,834,582	2,709,790	0	0	(13,867,597)	96,393	772,803
Ending Balance (Shares) at Nov. 30, 2021	59,239,336
Statements Line Items
Shares issued for options exercised							222,500
Shares issued as compensation	$ 17,189						17,189
Shares issued as compensation (Shares)	78,125
Net loss for the year					(2,667,798)		(2,667,798)
Foreign currency translation gain (loss)						(71,262)	(71,262)
Ending Balance at Nov. 30, 2022	$ 11,851,771	2,709,790	0	0	(16,535,760)	25,131	(1,949,068)
Ending Balance (Shares) at Nov. 30, 2022	59,317,461
Statements Line Items
Shares issued for cash	$ 2,278,420						2,278,420
Shares issued for cash (Shares)	43,587,000
Fair value of warrants issued	$ (149,340)		149,340
Share issuance costs	(233,403)						(233,403)
Shares issued as compensation	$ 169,000						169,000
Shares issued as compensation (Shares)	2,600,000
Fair value of stock options granted				99,588			99,588
Net loss for the year					(608,928)		(608,928)
Foreign currency translation gain (loss)						(25,131)	(25,131)
Ending Balance at Nov. 30, 2023	$ 13,916,448	$ 2,709,790	$ 149,340	$ 99,588	$ (17,144,688)	$ 0	$ (269,522)
Ending Balance (Shares) at Nov. 30, 2023	105,504,461